Schedule of Non-controlling Interests (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Joint Ventures/non-controlling Interest Schedule Of Non-controlling Interests 1	$ 404,434
Joint Ventures/non-controlling Interest Schedule Of Non-controlling Interests 2	437,542
Joint Ventures/non-controlling Interest Schedule Of Non-controlling Interests 3	33,078,744
Joint Ventures/non-controlling Interest Schedule Of Non-controlling Interests 4	25,793,169
Joint Ventures/non-controlling Interest Schedule Of Non-controlling Interests 5	22,598,020
Joint Ventures/non-controlling Interest Schedule Of Non-controlling Interests 6	23,533,734
Joint Ventures/non-controlling Interest Schedule Of Non-controlling Interests 7	56,081,198
Joint Ventures/non-controlling Interest Schedule Of Non-controlling Interests 8	$ 49,764,445